SIGNIFICANT ACCOUNTING POLICIES - Cash, Cash Equivalents and Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 25, 2019	Dec. 18, 2019
Short-term Investments [Abstract]
Gains on sale of short-term investments	¥ 714	¥ 4,842	¥ 2,129
Short-term Investments	125,000
Short-term Investments
Short-term Investments [Abstract]
Gain loss on short term investments	340,000	1,300,000	500,000
Gains on sale of short-term investments	714	¥ 4,842	¥ 2,129
Short-term Investments	125,000			¥ 70,000	¥ 55,000
Short-term Investments | Minimum
Short-term Investments [Abstract]
Term of investment		7 days	7 days
Short-term Investments | Maximum
Short-term Investments [Abstract]
Term of investment		76 days	76 days
Demand Deposits | RMB | China
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	182,180	¥ 162,292
Demand Deposits | RMB | Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	1,212	727
Demand Deposits | USD | Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	1,904	970
Demand Deposits | USD | British Virgin Islands
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	28,494
Demand Deposits | HKD | Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	¥ 264	¥ 177